Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters

28. Regulatory Matters

The Company is subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum capital amounts and ratios as set forth in the table below. EB’s primary regulatory agency, the OCC, requires EB to maintain ratios of tangible capital (as defined in the regulations) of 1.5%, core capital (as defined) of 4%, and total capital (as defined) of 8%. EB, consistent with the industry, is also subject to prompt corrective action requirements set forth by the FDIC. The FDIC requires EB to maintain minimum total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and core capital (as defined). Management believes that, as of December 31, 2011 and 2010, the Company exceeds all capital adequacy requirements to which it is subject.

The regulatory capital ratios for EB, along with the capital amounts and ratios for the minimum OCC requirement and the framework for prompt corrective action are as follows:

	Actual		For OCC Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Tangible capital to tangible assets	$1,048,199	8.0%	$195,599	1.5%	N/A	N/A
Core capital to adjusted tangible assets	1,048,199	8.0	523,256	4.0%	$654,070	5.0%
Total capital to risk-weighted assets	1,104,377	15.7	563,470	8.0%	704,337	10.0
Tier I capital to risk-weighted assets	1,026,612	14.6	N/A	N/A	422,602	6.0
2010
Tangible capital to tangible assets	$1,034,977	8.7%	$180,131	1.5%	N/A	N/A
Core capital to adjusted tangible assets	1,034,977	8.7	477,226	4.0	$596,532	5.0%
Total capital to risk-weighted assets	1,102,674	17.0	517,801	8.0	647,252	10.0
Tier I capital to risk-weighted assets	1,021,736	15.8	N/A	N/A	388,351	6.0

As of December 31, 2011 and 2010, EB qualified as a well capitalized institution according to the regulatory framework for prompt corrective action. Management does not believe that any condition or event that would result in a change in this category has occurred since December 31, 2011.

OCC regulations impose limitations upon certain capital distributions by savings banks, such as certain cash dividends, payments to repurchase or otherwise acquire its shares, payments to stockholders of another institution in a cash-out merger and other distributions charged against capital. The OCC regulates all capital distributions by EB directly or indirectly to the Company, including dividend payments. EB may not pay dividends to the Company if, after paying those dividends, it would fail to meet the required minimum levels under risk-based capital guidelines and the minimum leverage and tangible capital ratio requirements, or in the event the OCC notifies EB that it is subject to heightened supervision. Under the Federal Deposit Insurance Act, or FDIA, an insured depository institution such as EB is prohibited from making capital distributions, including the payment of dividends, if, after making such distribution, the institution would become “undercapitalized.” Payment of dividends by EB also may be restricted at any time at the discretion of the appropriate regulator if it deems the payment to constitute an unsafe and unsound banking practice.

In addition, under the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, or the Dodd-Frank Act, the OTS was abolished on July 21, 2011 and its functions and personnel transferred among the OCC, FDIC and FRB and the Bureau of Consumer Financial Protection. The supervision of federal thrifts, such as EB, was transferred to the OCC and the supervision of thrift holding companies, such as the Company, was transferred to the FRB, and a number of steps are being taken to align the regulation of thrift holding companies to that of bank holding companies. As a result of this change in supervision and related requirements, the Company will be subject to new and uncertain examination and reporting requirements that could be more stringent than the OTS examinations the Company has had historically.